SCHEDULE OF DISAGGREGATION OF REVENUE BY GEOGRAPHIC LOCATION (Details)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)
Disaggregation of Revenue [Line Items]
Revenue	$ 3,345,449	$ 4,290,538	$ 5,163,909	$ 5,213,810
SINGAPORE
Disaggregation of Revenue [Line Items]
Revenue		$ 4,290,538	$ 5,163,909	$ 5,213,810